Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Assets Abstract
Other Assets

6. OTHER ASSETS

Other assets consist of the following:

	September 30, 2017	December 31, 2016
Deferred rent receivable	$3,055,566	$2,950,034
Raw land	900,000	900,000
Prepaid expenses, deposits and other	639,932	564,983
Other intangibles, net	394,958	455,632
Notes receivable	316,374	316,374
Accounts receivable, net	305,738	558,959

Total other assets	$5,612,568	$5,745,982

7. OTHER ASSETS

Other assets consist of the following:

	December 31, 2016	December 31, 2015
Deferred rent receivable	$2,950,034	$2,097,623
Raw land	900,000	900,000
Prepaid expenses, deposits and other	564,983	758,173
Accounts receivable, net	558,959	683,446
Other intangibles, net	455,632	536,533
Notes receivable	316,374	920,216

Total other assets	$5,745,982	$5,895,991